Investments in associates and joint ventures - Analysis of movement in the group's investments in associates and joint ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	£ 3,009	£ 2,824
Exchange differences	19	3	£ 120
Additions	32	41
Share of profit after tax	312	309	309
Disposals	(3)
Dividends	(168)	(159)
Share of movements in other comprehensive income and equity	(1)	(9)
Step acquisitions	(7)
Other	(20)
Cost less provisions, Ending balance	3,173	3,009	2,824
Loans and preference shares invested in associates	55	59	27
Additional investments in associates subject to performance targets	31	25
Moet Hennessy
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	2,875	2,726
Exchange differences	16	3
Additions	0	0
Share of profit after tax	310	305	302
Disposals	0
Dividends	(160)	(150)
Share of movements in other comprehensive income and equity	(1)	(9)
Step acquisitions	0
Other	0
Cost less provisions, Ending balance	3,040	2,875	2,726
Others
Disclosure of significant investments in associates and joint ventures [line items]
Cost less provisions, Beginning balance	134	98
Exchange differences	3	0
Additions	32	41
Share of profit after tax	2	4
Disposals	(3)
Dividends	(8)	(9)
Share of movements in other comprehensive income and equity	0	0
Step acquisitions	(7)
Other	(20)
Cost less provisions, Ending balance	133	£ 134	£ 98
Advances to associates	20
Decrease in other payables	£ 20